West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	REAL ESTATE — 99.8%
	REITS-CELL TOWERS — 14.5%
5,100	American Tower Corp. - REIT	$1,007,709
7,600	Crown Castle International Corp. - REIT	804,308
6,700	SBA Communications Corp. - REIT	1,451,890
		3,263,907
	REITS-DATA CENTERS — 11.9%
10,000	Digital Realty Trust, Inc. - REIT	1,440,400
1,500	Equinix, Inc. - REIT	1,237,995
		2,678,395
	REITS-HEALTH CARE — 12.5%
47,000	Healthcare Realty Trust, Inc. - REIT	665,050
30,000	Ventas, Inc. - REIT	1,306,200
9,000	Welltower, Inc. - REIT	840,960
		2,812,210
	REITS-INDUSTRIAL — 14.0%
24,000	Americold Realty Trust - REIT	598,080
25,000	Plymouth Industrial REIT, Inc. - REIT	562,500
10,000	Prologis, Inc. - REIT	1,302,200
13,500	Rexford Industrial Realty, Inc. - REIT	679,050
		3,141,830
	REITS-OFFICE PROPERTY — 3.4%
29,000	Highwoods Properties, Inc.	759,220
	REITS-REGIONAL MALLS — 3.5%
5,000	Simon Property Group, Inc. - REIT	782,450
	REITS-RESIDENTIAL — 21.4%
30,000	American Homes 4 Rent - REIT	1,103,400
7,100	AvalonBay Communities, Inc. - REIT	1,317,476
10,000	Camden Property Trust - REIT	984,000
16,000	Invitation Homes, Inc. - REIT	569,760
6,500	Sun Communities, Inc. - REIT	835,770
		4,810,406
	REITS-SHOPPING CENTERS — 7.0%
21,000	Brixmor Property Group, Inc.	492,450
21,000	CTO Realty Growth, Inc. - REIT	355,950

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-SHOPPING CENTERS (Continued)
28,000	InvenTrust Properties Corp. - REIT	$719,880
		1,568,280
	REITS-SINGLE TENANT — 3.1%
16,000	NNN REIT, Inc.	683,840
	REITS-STORAGE — 8.5%
5,500	Extra Space Storage, Inc. - REIT	808,500
3,800	Public Storage, Inc. - REIT	1,102,228
		1,910,728
	TOTAL COMMON STOCKS
	(Cost $17,198,693)	22,411,266

Principal Amount
	SHORT-TERM INVESTMENTS — 0.3%
$68,312	UMB Bank, Institutional Banking Money Market II Deposit Investment, 0.01%[1]	68,312
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $68,312)	68,312
	TOTAL INVESTMENTS — 100.1%
	(Cost $17,267,005)	22,479,578
	Liabilities in Excess of Other Assets — (0.1)%	(28,744)
	TOTAL NET ASSETS — 100.0%	$22,450,834

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.